Organization and Nature of Operations	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations
1. Organization and Nature of Operations
Background
On August 6, 2020, SolarWinds Corporation ("SolarWinds" or "Parent") announced that its board of directors had authorized management to explore a potential spin-off of its managed service provider ("MSP") business into our company, a newly created and separately traded public company, and separate into two distinct, publicly traded companies (the "Separation").
On July 19, 2021, SolarWinds completed the Separation through a pro-rata distribution (the "Distribution") of all the outstanding shares of our common stock it held to the stockholders of record of SolarWinds as of the close of business on July 12, 2021 (the "Record Date"). Each SolarWinds stockholder of record received one share of our common stock, $0.001 par value, for every two shares of SolarWinds common stock, $0.001 par value, held by such stockholder as of the close of business on the Record Date. SolarWinds distributed 158,020,156 shares of our common stock in the Distribution, which was effective at 11:59 p.m., Eastern Time, on July 19, 2021. The Distribution reflected 316,040,312 shares of SolarWinds common stock outstanding on July 12, 2021 at a distribution ratio of one share of our common stock for every two shares of SolarWinds common stock. In addition, on July 19, 2021, and prior to completion of the Distribution, we issued 20,623,282 newly-issued shares of our common stock in connection with a private placement of N-able’s common stock (the “Private Placement”). As a result of the Distribution, we became an independent public company and our common stock is listed under the symbol "NABL" on the New York Stock Exchange. Our financial statements for the periods through the Separation and Distribution date of July 19, 2021 are prepared on a “carve-out” basis as described below.
Description of Business
N-able, Inc., a Delaware corporation, together with its subsidiaries is a leading global provider of cloud-based software solutions for MSPs, enabling them to support digital transformation and growth for small and medium-sized enterprises ("SMEs"), which we define as those enterprises having less than 1,000 employees. With a flexible technology platform and powerful integrations, N-able makes it easy for MSPs to monitor, manage, and protect their end-customer systems, data, and networks. Our growing portfolio of security, automation, and backup and recovery solutions is built for IT services management professionals. N-able simplifies complex ecosystems and enables customers to solve their most pressing challenges. In addition, we provide extensive, proactive support—through enriching partner programs, hands-on training, and growth resources—to help MSPs deliver exceptional value and achieve success at scale. Through our multi-dimensional land and expand model and global presence, we are able to drive strong recurring revenue growth and profitability.
N-able qualifies as an “emerging growth company” (“EGC”) as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).